Shareholder Report, Average Annual Return (Details) LMA3200_ClearBridge Variable Large Cap Growth Portfolio_Class II_TSR Annual {Class II}	12 Months Ended	60 Months Ended	110 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
Average Annual Return, Percent	8.35%	10.29%	15.02%
Russell 3000 Index_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.97%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.56%	15.32%	19.48%